Fair Value Measurement of Financial Instruments - Summary of Assets That Are Measured At Fair Value (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Financial assets measured at FVOCI	¥ 689	¥ 1,111
Financial assets measured at FVPL	211,595	128,603
Total	212,284	129,714
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets measured at FVOCI	600	1,067
Financial assets measured at FVPL	41,466	10,581
Total	42,066	11,648
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets measured at FVOCI	89	44
Financial assets measured at FVPL	170,129	118,022
Total	¥ 170,218	¥ 118,066